Financial instruments and risk management - Fair value of financial instruments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Financial assets	$ 41,939,939	$ 1,446,741
Non-current financial assets	4,749,326
Financial liabilities	591,878	519,606
Non-current financial liabilities		46,352
Transfer of assets out of level 1 into level 2	0	0
Transfer of assets out of level 2 into level 1	0	0
Transfer of assets into level 3	0	0
Transfer of assets out of level 3	0	0
Transfer of liabilities out of level 1 into level 2	0	0
Transfer of liabilities out of level 2 into level 1	0	0
Transfer of liabilities into level 3	0	0
Transfer of liabilities out of level 3	0	0
Amortized cost
Financial instruments
Financial liabilities	591,878	519,606
Non-current financial liabilities		46,352
Amortized cost
Financial instruments
Financial assets	39,190,942	1,446,741
Non-current financial assets	2,000,329
FVOCI
Financial instruments
Financial assets	2,748,997
Non-current financial assets	2,748,997
Cash
Financial instruments
Financial assets	246,653	1,359,406
Cash | Amortized cost
Financial instruments
Financial assets	246,653	1,359,406
Investments
Financial instruments
Financial assets	41,693,286	87,335
Investments | Amortized cost
Financial instruments
Financial assets	38,944,289	87,335
Investments | FVOCI
Financial instruments
Financial assets	2,748,997
Accounts payable and accrued liabilities
Financial instruments
Financial liabilities	591,878	473,254
Accounts payable and accrued liabilities | Amortized cost
Financial instruments
Financial liabilities	$ 591,878	473,254
Loan payable
Financial instruments
Financial liabilities		46,352
Loan payable | Amortized cost
Financial instruments
Financial liabilities		$ 46,352